Fair Value Measurements - company's financial assets and liabilities that are measured at fair value on a recurring basis (Details) - SPRING VALLEY ACQUISITION CORP - Fair Value, Recurring [Member] - USD ($)
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Investments held in Trust Account - Mutual funds	$ 232,320,939	$ 232,301,973
Private Placement Warrant | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	14,375,000	18,975,000
Private Placement Warrant | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative Warrant Liabilities, Fair Value Disclosure	$ 14,774,000	$ 14,685,000